9. OTHER EXPENSES - Other Expenses (Details) - Quarterly (093014 Quarterly [Member], USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Other expenses	$ 5,336	$ 3,305	$ 11,633	$ 8,691
Computer and Internet [Member]
Other expenses			3,594	3,584
Telephone [Member]
Other expenses			739	835
Other Expense [Member]
Other expenses			$ 7,300	$ 4,272